Share Based Compensation (Summary Of Share Based Compensation Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share based compensation	$ 11.9	$ 54.2	$ 71.1
Spectrum Equity Plan [Member]
Share based compensation	10.5	49.0	57.5
HRG Equity Plan [Member]
Share based compensation	1.4	5.2	13.6
SB/RH [Member]
Share based compensation	$ 8.8	$ 46.2	$ 52.5